Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Important Notice Regarding
a Name Change to the Benchmark Index
SPDR® Series Trust
SPDR S&P® 500 Fossil Fuel Reserves Free ETF
(the “Fund”)
Supplement dated August 29, 2024 to the Prospectus and Summary Prospectus,
each dated October 31, 2023, as may be supplemented from time to time
Effective September 2, 2024 (the “Effective Date”), the name of the Fund’s benchmark index will change from the “S&P 500 Fossil Fuel Free Index” to the “S&P 500 Fossil Fuel Reserves Free Index.” As a result, as of the Effective Date, all references to the name of the Fund’s benchmark index in the Prospectus and Summary Prospectus are updated accordingly. This change will not result in any changes to the Fund’s investment objective or principal investment strategy.

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Important Notice Regarding
a Name Change to the Benchmark Index
SPDR® Series Trust
SPDR S&P® 500 Fossil Fuel Reserves Free ETF
(the “Fund”)
Supplement dated August 29, 2024 to the Prospectus and Summary Prospectus,
each dated October 31, 2023, as may be supplemented from time to time
Effective September 2, 2024 (the “Effective Date”), the name of the Fund’s benchmark index will change from the “S&P 500 Fossil Fuel Free Index” to the “S&P 500 Fossil Fuel Reserves Free Index.” As a result, as of the Effective Date, all references to the name of the Fund’s benchmark index in the Prospectus and Summary Prospectus are updated accordingly. This change will not result in any changes to the Fund’s investment objective or principal investment strategy.